OTHER NON-CURRENT ASSETS	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER NON-CURRENT ASSETS	NOTE 7 —OTHER NON-CURRENT ASSETS
	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
Security deposit	$4,080	$4,077